Debt - Long-term Debt (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Current portion of long-term debt - principal outstanding	$ 105.1	$ 105.3
Current portion of long-term debt - debt issuance costs	(11.3)	(11.5)
Current portion of long-term debt	93.8	93.8
Long-term debt - principal outstanding	3,435.1	3,487.0
Long-term debt - debt issuance costs	(42.2)	(46.6)
Long-term debt	3,392.9	3,440.4
Total - principal outstanding	3,540.2	3,592.3
Total - debt issuance costs	(53.5)	(58.1)
Long-term Debt	$ 3,486.7	$ 3,534.2